Acquisition - Narrative (Details) - WHOW Games GmbH € in Millions, $ in Millions		9 Months Ended
	Jul. 14, 2025 USD ($)	Mar. 31, 2026 USD ($)	Jul. 14, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 64.3		€ 55.0
Deferred payment	$ 6.5		€ 10.0
Performance-based incentive plan, term	24 months
Acquisition-related costs	$ 0.5
Revenue of acquiree since acquisition date		$ 9.9
Profit (loss) of acquiree since acquisition date		$ 1.4
Minimum
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	7 years 8 months 12 days
Maximum
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	10 years 2 months 12 days
Weighted average cost of capital | Income approach
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.11		0.11
Terminal growth rate | Income approach
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.01		0.01